Note 15 - Financial Instruments - Change in Fair Value of Contingent Consideration Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	$ (122)	$ (579)
Balance, December 31, 2016	10,442
Less: current portion	2,882	2,206
Non-current portion	7,560	1,110
Fair Value, Inputs, Level 3 [Member]
Balance, December 31, 2015	3,316
Amounts recognized on acquisitions	9,998
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	(621)	(54)
Resolved and settled in cash	(2,490)
Other	239
Balance, December 31, 2016	10,442	$ 3,316
Less: current portion	2,882
Non-current portion	$ 7,560